Legal Proceedings, Contingencies and Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Significant Commitments
A summary of the contractual amount of significant commitments is as follows.

	December 31,
	2015	2014
	(Dollars in millions)
Commitments to extend credit
Mortgage loans interest-rate lock commitments	$3,792	$2,172
HELOC commitments	150	88
Other consumer commitments	22	7
Warehouse loan commitments	871	827
Standby and commercial letters of credit	13	10
Commercial and industrial commitments	151	276
Other commercial commitments	497	169

Other Commitments
A summary of the contractual amount of significant commitments is as follows:

	September 30, 2016	December 31, 2015
	(Dollars in millions)
Commitments to extend credit
Mortgage loans interest-rate lock commitments	$6,503	$3,792
HELOC commitments	295	150
Other consumer commitments	9	22
Warehouse loan commitments	1,123	871
Standby and commercial letters of credit	24	13
Commercial and industrial commitments	165	151
Other commercial commitments	851	497